Income Taxes (Successor) - Schedule of Reconciliation of Income Tax Rate (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2021
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Income tax provision at the U.S. federal statutory rate	$ 1,046
Permanent differences	(181)
Change in derivative liability	(1,175)
State taxes (tax effected)	(56)
Income tax provision (benefit)	$ (366)	$ (27)	$ (740)